Earnings Per Common Share (EPS)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Common Share (EPS)

NOTE 18

earnings per common share

The computations of basic and diluted EPS for the years ended December 31 were as follows:

(Millions, except per share amounts)??	2011	2010	2009
Numerator:??
Basic and diluted:??
Income from continuing operations??	$4,899	$4,057	$2,137
Preferred shares dividends,
accretion and recognition of
remaining unaccreted dividends(a)	―	―	(306)
Earnings allocated to participating
share awards and other items(b)	(58)	(51)	(22)
Income (loss) from discontinued??
operations, net of tax	36	―	(7)
Net income attributable to common??
shareholders??	$4,877	$4,006	$1,802
Denominator:??
Basic: Weighted-average common stock??	1,178	1,188	1,168
Add: Weighted-average stock options
and warrants(c)	6	7	3
Diluted??	1,184	1,195	1,171
??
Basic EPS:
Income from continuing operations
attributable to common shareholders??	$4.11	$3.37	$1.55
Income (loss) from discontinued operations??	0.03	―	(0.01)
Net income attributable to common
shareholders??	$4.14	$3.37	$1.54
??
Diluted EPS:
Income from continuing operations
attributable to common shareholders	$4.09	$3.35	$1.54
Income (loss) from discontinued operations??	0.03	―	―
Net income attributable to common
shareholders??	$4.12	$3.35	$1.54

  Includes the accelerated preferred dividend accretion of $212 million for the year ended December 31, 2009, due to the repurchase of $3.39 billion of preferred shares on June 17, 2009 issued as part of the CPP. Also includes $74 million of preferred dividends paid and $20 million of preferred dividend accretion during 2009.
  The Company's unvested restricted stock awards, which include the right to receive non-forfeitable dividends or dividend equivalents, are considered participating securities. Calculations of EPS under the two-class method (i) exclude any dividends paid or owed on participating securities and any undistributed earnings considered to be attributable to participating securities from the numerator and (ii) exclude the participating securities from the denominator.
  For the years ended December 31, 2011, 2010, and 2009, the dilutive effect of unexercised stock options excludes 19 million, 36 million and 71 million options, respectively, from the computation of EPS because inclusion of the options would have been anti-dilutive.

Subordinated debentures of $750 million issued by the Company in 2006 would affect the EPS computation only in the unlikely event the Company fails to achieve specified performance measures related to the Company's tangible common equity and consolidated net income. In that circumstance the Company would reflect the additional common shares in the EPS computation.